Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (2,846,943)	$ (1,809,962)
Adjustment to reconcile net income(loss) to net cash (used in) provided by operating activities
Depreciation and amortization expense	3,282	4,106
Non-cash stock compensation expense	848,710	229,220
(Increase) Decrease in Changes in Assets
Prepaid expenses	(260)	4,550
Increase (Decrease) in Changes in Liabilities
Accounts payable	1,811	(1,834)
NET CASH USED IN OPERATING ACTIVITIES	(1,993,400)	(1,573,920)
NET CASH FLOWS FROM INVESTING ACTIVITIES
CASH PROVIDED BY FINANCING ACTIVITIES
Common shares issued through an equity financing agreement	1,325,807
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,325,807
NET DECREASE IN CASH	(667,593)	(1,573,920)
CASH, BEGINNING OF PERIOD	2,104,521	3,678,441
CASH, END OF PERIOD	1,436,928	2,104,521
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid
Taxes paid
SUPPLEMENTAL DISCLOSURES OF NON-CASH FLOW INFORMATION
Issuance of common shares for equity financing	30,000
Equity financing fees	$ 30,000